RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure Of Research And Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 11 – RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2018	2017	2016
	$ thousands	$ thousands	$ thousands

Clinical trial materials	2,672	1,982	16
Development of production processes	545	1,810	1,013
Salaries, wages and incidentals	2,031	1,137	706
Clinical trial management	1,610	766	195
Labratory rent and maintenance	376	232	236
Other	325	302	218

	7,559	6,229	2,384